Supplemental cash flow information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
21. Supplemental cash flow information

	Year ended December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Supplemental disclosure of non-cash investing activities
Non-cash acquisition of total assets excluding goodwill of the Höegh Gallant (note 4); less cash acquired of $7,695	$—	(380,124)	$—
Non-cash acquisition of total liabilities of the Höegh Gallant (note 4)	—	193,910	—
Non-cash acquisition of goodwill in the Höegh Gallant (note 4)	—	(251)	—
Total non-cash acquisition of net assets	—	(186,465)	—
Non-cash cancellation of demand note due from Höegh LNG	—	140,000	—
Non-cash capitalized interest for newbuilding	—	—	1418
Supplemental disclosure of non-cash financing activities
Non-cash seller’s credit note for the acquisition of the Höegh Gallant	—	47,000	—
Non-cash working capital adjustment for the acquisition of the Höegh Gallant	—	7,160	—
Total non-cash consideration (note 4)	—	194,160	1,418
Non-cash capital contribution from conversion of debt	—	—	101,500
Non-cash elimination to equity at IPO (note 2)	$—	—	$45,799